Property and Equipment	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Property and Equipment [Abstract]
Property and equipment
11.	Property and equipment

	Computers	Machinery & Equipment	Office equipment	Leasehold improvement	Total

Cost
Balance, December 31, 2023	$2,820	-	-	-	2,820
Foreign currency translation	(219)	-	-	-	(219)
Balance, December 31, 2024	$2,601	-	-	-	2,601
Business combinations	-	337,060	-	-	337,060
Additions	21,303	22,426	16,445	35,420	95,594
Foreign currency translation	3	-	-	-	3
Balance, September 30, 2025	$23,907	359,486	16,445	35,420	435,258

Accumulated depreciation
Balance, December 31, 2023	$1,079	-	-	-	1,079
Depreciation	546	-	-	-	546
Foreign currency translation	(111)	-	-	-	(111)
Balance, December 31, 2024	$1,514	-	-	-	1,514
Depreciation	1,562	17,789	475	496	20,322
Foreign currency translation	(24)	-	-	-	(24)
Balance, September 30, 2025	$3,052	17,789	475	496	21,812

Net book value
December 31, 2024	$1,087	-	-	-	1,087
September 30, 2025	$20,855	341,697	15,970	34,924	413,446

8.	Equipment

Computers
Cost
Balance, December 31, 2022	$2,759
Foreign currency translation	61
Balance, December 31, 2023	$2,820
Foreign currency translation	(219)
Balance, December 31, 2024	$2,601

Accumulated depreciation
Balance, December 31, 2022	$505
Depreciation	554
Foreign currency translation	20
Balance, December 31, 2023	$1,079
Depreciation	546
Foreign currency translation	(111)
Balance, December 31, 2024	$1,514

Net book value
December 31, 2023	$1,741
December 31, 2024	$1,087